UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21765

Macquarie Global Infrastructure Total Return Fund Inc.

(Exact name of registrant as specified in charter)

125 West 55th Street, New York, NY 10019

(Address of principal executive offices) (Zip code)

JoEllen L. Legg

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: November 30

Date of reporting period: June 1– August 31, 2012

Item 1. Schedule of Investments.

Macquarie Global Infrastructure Total Return Fund

Schedule of Investments

AUGUST 31, 2012 (Unaudited)

(Expressed in U.S. Dollars)

Description	Shares	Value $
COMMON STOCKS - 113.06%
Australia - 16.19%
Asciano, Ltd.(1)	4,252,538	$19,682,997
Australian Infrastructure Fund	1,783,394	5,674,963
Spark Infrastructure Group(1)(2)	2,591,301	4,337,085
Sydney Airport(1)	1,461,981	4,908,967
Transurban Group	3,909,958	24,439,510
		59,043,522

Brazil - 4.68%
EDP Energias do Brasil SA(1)	1,418,100	8,872,294
LLX Logistica SA - Ordinary Shares(1)(3)	2,645,800	4,079,686
Transmissora Alianca(3)	113,300	4,102,444
		17,054,424

Canada - 6.75%
Enbridge, Inc.	298,009	11,732,923
TransCanada Corp.	286,203	12,891,112
		24,624,035

China - 9.50%
Beijing Capital International Airport Co., Ltd.	7,024,000	4,799,825
Beijing Enterprises Holdings, Ltd.(1)	1,802,000	11,918,927
COSCO Pacific, Ltd.	5,542,555	6,838,911
Dalian Port (PDA) Co., Ltd.	20,046,000	3,980,278
Jiangsu Expressway Co., Ltd.	8,614,000	7,096,933
		34,634,874

France - 11.50%
Aeroports de Paris(1)	138,883	11,007,016
Eutelsat Communications SA	243,224	7,476,849
GDF Suez	482,705	11,884,874
Vinci SA	265,940	11,570,317
		41,939,056

Germany - 7.07%
E.ON AG	220,551	5,072,418
Fraport AG Frankfurt Airport Services Worldwide	174,619	9,728,754
Hamburger Hafen und Logistik AG	449,732	10,962,727
		25,763,899

Italy - 4.02%
Atlantia SpA	1,042,443	14,645,915

Japan - 5.68%
Osaka Gas Co., Ltd.(1)	1,766,000	7,714,056
Tokyo Gas Co., Ltd.(1)	995,473	5,492,616
West Japan Railway Co.(1)	171,236	7,490,686
		20,697,358

Mexico - 1.23%
Grupo Aeroportuario del Pacifico SA de CV - B Shares	1,135,106	4,489,256

Spain - 6.90%
Abertis Infraestructuras SA	1,261,593	17,129,825

Enagas SA(1)	432,639	$8,034,709
		25,164,534

Switzerland - 2.03%
Flughafen Zuerich AG - Reg S(1)	19,201	7,391,188

United Kingdom - 12.16%
Centrica Plc(1)	1,889,634	9,802,525
National Grid Plc(1)	1,357,282	14,730,576
Severn Trent Plc(1)	445,382	12,241,676
United Utilities Plc	671,737	7,562,348
		44,337,125

United States - 25.35%
American Electric Power Co., Inc.	112,000	4,814,880
American Water Works Co., Inc.(1)	324,500	11,964,315
Corrections Corp. of America(1)	236,000	7,861,160
Crown Castle International Corp.(1)(3)	115,690	7,341,687
ITC Holdings Corp.(1)	194,022	13,965,704
NextEra Energy, Inc.(1)	99,500	6,697,345
PG&E Corp.(1)	253,900	11,021,799
Southern Co.(1)	99,400	4,505,802
Spectra Energy Corp.(1)	499,100	14,104,566
The Williams Cos., Inc.	315,100	10,168,277
		92,445,535

Total Common Stocks (Cost $431,557,255)		412,230,721

MASTER LIMITED PARTNERSHIPS - 11.45%
United States - 11.45%
El Paso Pipeline Partners LP(1)	262,748	9,508,850
Enbridge Energy Partners LP - Class A(1)	168,300	4,958,118
Energy Transfer Equity LP(1)	115,424	5,072,885
Enterprise Products Partners LP(1)	169,778	9,066,145
Magellan Midstream Partners LP(1)	158,567	13,156,304
		41,762,302

Total Master Limited Partnerships (Cost $32,991,495)		41,762,302

Total Investments - 124.51% (Cost $464,548,750)		453,993,023

Other Assets in Excess of Liabilities- 5.10%		18,579,724

Leverage Facility - (29.61)%(4)		(107,955,967)

Total Net Assets - 100.00%		$364,616,780

(1)	All or a portion of the security is available to serve as collateral on the outstanding leverage. The aggregate market value of the collateralized securities totals $250,014,570 as of August 31, 2012.
(2)	Security is not registered, but may be resold only to “qualified institutional buyers” in transactions exempt from registration with accordance to Rule 144A under the Securities Act of 1933 and is technically considered a “restricted security”.
(3)	Non-Income Producing Security.
(4)	Leverage facility expressed as a percentage of net assets. However, leverage limitations are calculated based on Total Assets as defined in the Fund’s Prospectus. (See Note 4 Under Notes to Quarterly Schedule of Investments).

Common Abbreviations:
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
Co.	Company.
Corp.	Corporation.
Inc.	Incorporated.
LP	Limited Partnership.
Ltd.	Limited.
Plc	Public Limited Company.
SA	Generally designates corporations in various countries, mostly those employing the civil law.
SA de CV	Sociedad Anonima de Capital Variable is a Spanish Variable Capital Company.
SpA	Societeta’ Per Azioni is an Italian shared company.

See Notes to Quarterly Schedule of Investments.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

August 31, 2012 (Unaudited)

1. Portfolio Valuation: The net asset value (“NAV”) of the common shares will be computed based upon the value of the securities and other assets and liabilities held by the Macquarie Global Infrastructure Total Return Fund Inc. (the “Fund”). The NAV is determined as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. U.S. debt securities and non-U.S. securities will normally be priced using data reflecting the earlier closing of the principal markets for those securities (subject to the fair value policies described below).

Readily marketable portfolio securities listed on any U.S. exchange other than the NASDAQ National Market are valued, except as indicated below, at the last sale price on the business day as of which such value is being determined, or if no sale price, at the mean of the most recent bid and asked prices on such day. Securities admitted to trade on the NASDAQ National Market are valued at the NASDAQ official closing price as determined by NASDAQ. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. U.S. equity securities traded in the over-the-counter market, but excluding securities admitted to trading on the NASDAQ National Market, are valued at the closing bid prices.

Non-U.S. exchange-listed securities will generally be valued using information provided by an independent third party pricing service. The official non-U.S. security price is determined using the last sale price at the official close of the security’s respective non-U.S. market, which is usually different from the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such times and the close of NYSE that will not always be reflected in the computation of the value of such securities. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to the procedures adopted by the Fund’s Board of Directors. Although there are observable inputs assigned on security level, prices are derived from factors using Interactive Data Corporation’s (“IDC”) Fair Value Information Service (“FVIS”) model. For this reason, significant events will cause movements between Level 1 and Level 2 (see detailed description of inputs and levels on the next page). Non-U.S. securities, currencies and other assets denominated in non-U.S. currencies are translated into U.S. Dollars at the exchange rate of such currencies against the U.S. Dollar as provided by a pricing service. When price quotes are not available, fair market value may be based on prices of comparable securities.

Forward currency exchange contracts are valued by calculating the mean between the last bid and asked quotation supplied to a pricing service by certain independent dealers in such contracts. Non-U.S. traded forward currency contracts are valued using the same method as the U.S. traded contracts. Exchange traded options and futures contracts are valued at the closing price in the market where such contracts are principally traded. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets & Liabilities, as applicable. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contract or if the value of the currencies changes unfavorably to the U.S. Dollar. In the event that the pricing service cannot or does not provide a valuation for a particular security, or such valuation is deemed unreliable, especially with unlisted securities or instruments, fair value is determined by the Valuation Committee which shall be composed of at least five voting members designated by the Fund or the Manager, each of whom are officers of the Fund or representatives of the Manager. A quorum of the Valuation Committee will consist of a minimum of three voting members, provided that the members present include at least one of the following: President, Chief Financial Officer/Treasurer, or Head Portfolio Manager of the Fund. In fair valuing the Fund’s investments, consideration is given to several factors, which may include, among others, the following:

¡	the projected cash flows for the issuer;

¡	the fundamental business data relating to the issuer;

¡	an evaluation of the forces that influence the market in which these securities are purchased and sold;

¡	the type, size and cost of holding;

¡	the financial statements of the issuer;

¡	the credit quality and cash flow of the issuer, based on the Manager’s or external analysis;

¡	the information as to any transactions in or offers for the holding;

¡	the price and extent of public trading in similar securities (or equity securities) of the issuer, or comparable companies;

¡	the business prospects of the issuer/ borrower, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer’s or borrower’s management; and

¡	the prospects for the issuer’s or borrower’s industry, and multiples (of earnings and/or cash flow) being paid for similar businesses in that industry.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing Management’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following is a summary of the inputs used as of August 31, 2012 in valuing the Fund’s investments carried at value:

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$412,230,721	$-	$-	$412,230,721

Master Limited Partnerships	41,762,302	-	-	41,762,302
Total	$453,993,023	$-	$-	$453,993,023

•	For detailed country descriptions, see the accompanying Schedule of Investments.

The Fund evaluates transfers into or out of Level 1, Level 2 and Level 3 as of the end of the reporting period. All securities of the Fund were valued using Level 1 inputs during the period ended August 31, 2012. Additionally there were no Level 3 securities at August 31, 2012. Thus, a reconciliation of assets in which significant unobservable inputs
(Level 3) is not applicable for this Fund.

2. Foreign Currency Translation: The accounting records of the Fund are maintained in U.S. Dollars. Prices of securities and other assets and liabilities denominated in non-U.S. currencies are translated into U.S. Dollars using the exchange rate at 4:00 p.m., Eastern Time. Amounts related to the purchases and sales of securities, investment income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

Net realized gain or loss on foreign currency transactions represents net foreign exchange gains or losses from the closure of forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. Dollar equivalent amount actually received or paid. Net unrealized currency gains and losses arising from valuing foreign currency denominated assets and liabilities, other than security investments, at the current exchange rate are reflected as part of unrealized appreciation/ depreciation on translation of assets and liabilities denominated in foreign currencies.

The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at period end. The Fund does not isolate the effect of changes in foreign exchange rates from changes in market prices of securities sold during the year. The Fund may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

3. Securities Transactions and Investment Income: Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. Realized gains and losses from securities transactions are determined on the basis of identified cost for both financial reporting and income tax purposes.

4. Leverage: On October 13, 2009, the Fund entered into a Committed Facility Agreement with BNP Paribas Prime Brokerage Inc. (the “BNP Paribas Facility”), which provides a credit facility to be used as leverage for the Fund. Under the 1940 Act, the Fund, after any such borrowings, must have “asset coverage” of at least 300% (33 1/3% of the Fund’s Total Assets after borrowings). At August 31, 2012 the Fund maintained an asset coverage of 438%. As of August 31, 2012 the Fund had $82,800,000 and €20,000,000 in leverage outstanding under the BNP Paribas Facility. The BNP Paribas Facility provides for secured, committed lines of credit for the Fund where selected Fund assets are pledged against advances made to the Fund.

As of August 31, 2012 the market value of the securities pledged as collateral for the BNP Paribas Facility totaled $250,014,570.

The Agreement was amended on March 15, 2012. The amendment included the reduction in interest rates payable on outstanding amounts from 100 bps to 70 bps per annum above 3-month LIBOR for the US Dollar line and from 100 bps to 70 bps above the 3-month EURIBOR for the Euro line. The Maximum Commitment Financing (“MCF”) on the Agreement is $100,000,000 and €20,000,000. The Fund may reduce the MCF by a total aggregate amount of up to $25,000,000 upon one business day’s prior notice (no more than one time per calendar month). Upon one business day’s notice the Fund may also increase the previously reduced USD and Euro MCF up to $100,000,000 and €20,000,000. The Fund will pay a commitment fee of 50 bps on the undrawn MCF.

As of August 31 2012 the accrued interest on the outstanding borrowing by the Fund was $6,505. The daily average amounts outstanding under BNP Paribas Facility were $84,994,273, with an average rate on the borrowing of 1.30% for U.S. Dollar, and €20,000,000, with the average rate on borrowing of 1.64%, for the period ended August 31, 2012. The Fund also incurs a commitment fee of 50 bps for the amount of commitment available in excess of the outstanding loan. The unused amounts under the BNP Paribas Facility were $17,200,000 for the U.S. Dollar, and €0 for the Euro, as of August 31, 2012. The note payable is carried at cost, and adjusted for foreign currency translation daily on the Euro line.

5. Lending of Portfolio Securities: The Fund from time to time may lend portfolio securities to broker-dealers and banks. The loans are secured by collateral in the form of cash that is equal to at least 102% of the fair value of the U.S. securities, and at least 105% of the fair value of the non-U.S. securities loaned plus accrued interest, if any. The collateral must have a market value at least equal to 100% of the market value of the loaned securities at all times during the duration of the loan. Upon lending its securities to third parties, the Fund receives compensation in the form of income on the investment of the cash collateral. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand, and loans are subject to termination by the lending Fund or the borrower at any time. While the lending Fund does not have the right to vote securities on loan, it intends, to the extent practicable, to terminate the loan and regain the right to vote if the matter to be voted upon is considered significant with respect to the investment. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due, which could result in losses to the Fund. The Fund receives cash collateral which is invested in the Invesco Short-Term Investments Trust. This collateral must be valued daily and should the market value of the loaned securities increase the borrower must furnish additional collateral to the lending Fund. The Fund bears the risk of any income or gains and losses from investing and reinvesting cash pledged as collateral. During the time portfolio securities are on loan, the borrower pays the lending Fund the economic equivalent of any dividends or interest paid on such securities. In the event the borrower defaults on its obligation to the lending Fund, the lending Fund could experience delays in recovering its securities and possible capital losses. As of August 31 2012, the Fund did not have any securities on loan.

6. Income Tax: Net unrealized appreciation (depreciation) of investments based on federal tax costs were as follows:

Gross appreciation (excess of value over tax cost)	$ 44,594,260
Gross depreciation (excess of tax cost over value)	(51,286,965)
Net unrealized appreciation/(depreciation)	(6,692,705)
Total cost for federal income tax purposes	$460,685,728

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Section 302 of The Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Macquarie Global Infrastructure Total Return Fund Inc.

By:	/s/ Brad Frishberg
Brad Frishberg
Chief Executive Officer/Principal Executive Officer

Date:	October 15, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brad Frishberg
Brad Frishberg
Chief Executive Officer/Principal Executive Officer

Date:	October 15, 2012

By:	/s/ Meredith Meyer
Meredith Meyer
Treasurer, Chief Financial Officer/Principal Financial Officer

Date:	October 15, 2012